Exhibit 99.1

World Omni Select Auto Trust 2020-A

Monthly Servicer Certificate

November 30, 2020

Dates Covered
Collections Period	11/01/20 - 11/30/20
Interest Accrual Period	11/16/20 - 12/14/20
30/360 Days	30
Actual/360 Days	29
Distribution Date	12/15/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/20	804,029,453.53	32,122
Principal Payments	23,339,841.35	571
Defaulted Receivables	1,696,965.46	71
Repurchased Accounts	0.00	0
Pool Balance at 11/30/20	778,992,646.72	31,480

Pool Statistics	$ Amount	# of Accounts
Pool Factor	89.96%
Prepayment ABS Speed	1.60%
Aggregate Starting Principal Balance	865,949,696.84	33,461

Delinquent Receivables:
Past Due 31-60 days	21,587,945.42	924
Past Due 61-90 days	5,877,372.83	244
Past Due 91-120 days	654,940.03	41
Past Due 121+ days	0.00	0
Total	28,120,258.28	1,209

Total 31+ Delinquent as % Ending Pool Balance	3.61%
Total 61+ Delinquent as % Ending Pool Balance	0.84%
Delinquency Trigger Occurred	NO

Recoveries	378,070.31
Aggregate Net Losses/(Gains) - November 2020	1,318,895.15
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.97%
Prior Net Losses Ratio	0.46%
Second Prior Net Losses Ratio	0.11%
Third Prior Net Losses Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.20%

Overcollateralization Target Amount	97,374,080.84
Actual Overcollateralization	81,288,967.27
Weighted Average APR	8.55%
Weighted Average Remaining Term	63.57

Flow of Funds	$ Amount

Collections	29,319,122.82
Investment Earnings on Cash Accounts	1,386.40
Servicing Fee(1)	(837,530.68)
Transfer to Collection Account	-
Available Funds	28,482,978.54

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	215,613.83
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	48,482.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	46,010.42
(7) Noteholders' Third Priority Principal Distributable Amount	-
(8) Class D Interest	53,351.67
(9) Noteholders' Fourth Priority Principal Distributable Amount	-
(10) Class E Interest	-
(11) Noteholders' Fifth Priority Principal Distributable Amount	-
(12) Required Reserve Account	-
(13) Noteholders' Principal Distributable Amount	28,119,520.62
(14) Asset Representation Reviewer Amounts (in excess of 1)	-
(15) Distribution to Certificateholders	-
(16) Collection Account Redeposits	-

Total Distributions of Available Funds	28,482,978.54

Servicing Fee	837,530.68
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	630,400,000.00
Original Class B	69,260,000.00
Original Class C	44,170,000.00
Original Class D	37,660,000.00
Original Class E	19,480,000.00

Total Class A, B, C, D & E
Note Balance @ 11/16/20	725,823,200.07
Principal Paid	28,119,520.62
Note Balance @ 12/15/20	697,703,679.45

Class A-1
Note Balance @ 11/16/20	54,853,200.07
Principal Paid	28,119,520.62
Note Balance @ 12/15/20	26,733,679.45
Note Factor @ 12/15/20	20.5643688%

Class A-2
Note Balance @ 11/16/20	342,800,000.00
Principal Paid	0.00
Note Balance @ 12/15/20	342,800,000.00
Note Factor @ 12/15/20	100.0000000%

Class A-3
Note Balance @ 11/16/20	157,600,000.00
Principal Paid	0.00
Note Balance @ 12/15/20	157,600,000.00
Note Factor @ 12/15/20	100.0000000%

Class B
Note Balance @ 11/16/20	69,260,000.00
Principal Paid	0.00
Note Balance @ 12/15/20	69,260,000.00
Note Factor @ 12/15/20	100.0000000%

Class C
Note Balance @ 11/16/20	44,170,000.00
Principal Paid	0.00
Note Balance @ 12/15/20	44,170,000.00
Note Factor @ 12/15/20	100.0000000%

Class D
Note Balance @ 11/16/20	37,660,000.00
Principal Paid	0.00
Note Balance @ 12/15/20	37,660,000.00
Note Factor @ 12/15/20	100.0000000%

Class E
Note Balance @ 11/16/20	19,480,000.00
Principal Paid	0.00
Note Balance @ 12/15/20	19,480,000.00
Note Factor @ 12/15/20	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	363,457.92
Total Principal Paid	28,119,520.62
Total Paid	28,482,978.54

Class A-1
Coupon	0.20633%
Interest Paid	9,117.17
Principal Paid	28,119,520.62
Total Paid to A-1 Holders	28,128,637.79

Class A-2
Coupon	0.47000%
Interest Paid	134,263.33
Principal Paid	0.00
Total Paid to A-2 Holders	134,263.33

Class A-3
Coupon	0.55000%
Interest Paid	72,233.33
Principal Paid	0.00
Total Paid to A-3 Holders	72,233.33

Class B
Coupon	0.84000%
Interest Paid	48,482.00
Principal Paid	0.00
Total Paid to B Holders	48,482.00

Class C
Coupon	1.25000%
Interest Paid	46,010.42
Principal Paid	0.00
Total Paid to C Holders	46,010.42

Class D
Coupon	1.70000%
Interest Paid	53,351.67
Principal Paid	0.00
Total Paid to D Holders	53,351.67

Class E
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to E Holders	0.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.4537722
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	35.1068337
Total Distribution Amount	35.5606059

A-1 Interest Distribution Amount	0.0701321
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	216.3040048
Total A-1 Distribution Amount	216.3741369

A-2 Interest Distribution Amount	0.3916667
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.3916667

A-3 Interest Distribution Amount	0.4583333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.4583333

B Interest Distribution Amount	0.7000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.7000000

C Interest Distribution Amount	1.0416667
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.0416667

D Interest Distribution Amount	1.4166668
D Interest Carryover Shortfall	0.0000000
D Principal Distribution Amount	0.0000000
Total D Distribution Amount	1.4166668

E Interest Distribution Amount	0.0000000
E Interest Carryover Shortfall	0.0000000
E Principal Distribution Amount	0.0000000
Total E Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	0.00
Noteholders' Fourth Priority Principal Distributable Amount	0.00
Noteholders' Fifth Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Reserve Account
Balance as of 11/16/20	12,989,245.45
Investment Earnings	1,064.73
Investment Earnings Paid	(1,064.73)
Deposit/(Withdrawal)	-
Balance as of 12/15/20	12,989,245.45
Change	-

Required Reserve Amount	12,989,245.45

Other Servicing Information	Current Month	Prior Month	Two Months Prior

Principal Balance of Receivables extended during the Collection Period	$10,055,656.95	$11,369,443.42	$8,362,889.20
Number of Extensions	382	430	299
Ratio of extensions to Beginning of Period Receivables Balance	1.25%	1.37%	0.97%

Credit Risk Retention Information

World Omni Financial Corp. (“World Omni”), as “originator” for the purposes of the EU Securitization Rules (as defined in the Sale and Servicing Agreement), continues to retain, a material net economic interest (the “EU Retained Interest”), in the form of retention of a first loss tranche as described in option (d) of Article 6(3) of the EU Securitization Regulation, by holding all the limited liability company interests in World Omni Auto Receivables LLC (“WOAR”), which in turn retains the Certificates (as defined in the Sale and Servicing Agreement) issued by World Omni Select Auto Trust 2020-A, such Certificates representing at least 5% of the aggregate nominal value of the Receivables (as defined in the Sale and Servicing Agreement) in the pool.

World Omni has not (and has not permitted WOAR or any of its other affiliates to subject the EU Retained Interest to any hedge or otherwise mitigate its credit risk under or associated with the EU Retained Interest, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest) subject the EU Retained Interest to any credit risk mitigation or hedging, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest, except, in each case to the extent permitted in accordance with the EU Securitization Rules.  Further, World Omni has not changed the retention option or method of calculating the EU Retained Interest.

(1)	The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer.
Such amounts have priority prior to the application of Available Funds.